Notes and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Notes and Accounts Receivable

	December 31
	2013	2014
	US$	US$
Notes receivable	251	192
Trade accounts receivable	33,296	31,256

	33,547	31,448
Allowance for doubtful accounts	(1,275)	(1,167)
Allowance for sales returns and discounts	(1,059)	(1,427)

	31,213	28,854

Changes in Allowances

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	2,648	1,634	1,275
Additions (reversals) charged to expense, net	(663)	(359)	(108)
Write-offs	(351)	—	—

Balance, end of year	1,634	1,275	1,167

	Year Ended December 31
	2012	2013	2014
	US$	US$	US$
Allowances for sales returns and discounts
Balance, beginning of year	2,709	1,919	1,059
Additions	297	1,320	1,600
Write-offs	(1,087)	(2,180)	(1,232)

Balance, end of year	1,919	1,059	1,427